Employee benefits, restructuring and post-retirement employee benefits provisions (Tables)	12 Months Ended
Jun. 30, 2024
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Summary of Employee Benefits, Restructuring and Post-retirement Employee Benefits Provisions

	2024	2023
	US$M	US$M
Employee benefits 1	1,698	1,749
Restructuring 2	45	28
Post-retirement employee benefits 3	300	373

Total provisions	2,043	2,150

Comprising:
Current	1,677	1,734
Non-current	366	416

Summary of Reconciliation of Employee Benefits Restructuring and Postretirement Employee Benefits

2024	Employee benefits	Restructuring	Post- retirement employee benefits 3	Total
	US$M	US$M	US$M	US$M
At the beginning of the financial year	1,749	28	373	2,150
Charge/(credit) for the year:
Underlying	1,375	55	65	1,495
Discounting	–	–	21	21
Yield on defined benefit scheme assets	–	–	(4)	(4)
Exchange variations	(21)	–	(45)	(66)
Released during the year	(98)	(10)	(1)	(109)
Remeasurement gains taken to retained earnings	–	–	(41)	(41)
Utilisation	(1,268)	(27)	(68)	(1,363)
Divestment of subsidiaries and operations 4	(39)	–	–	(39)
Transfers and other movements	–	(1)	–	(1)

At the end of the financial year	1,698	45	300	2,043

1	The expenditure associated with total employee benefits will occur in a pattern consistent with when employees choose to exercise their entitlement to benefits.

2	Total restructuring provisions include provisions for terminations and office closures.

3
The net liability recognised in the Consolidated Balance Sheet includes US$142 million present value of funded defined benefits pension obligation (2023: US$151 million) offset by fair value of defined benefit scheme assets US$(147) million (2023: US$(159) million), US$63 million present value of unfunded defined pension and post-retirement medical benefits obligation (2023: US$79 million) and US$242 million unfunded post-employment benefits obligation in Chile (2023: US$302 million).

4	Relates to the divestment of the Blackwater and Daunia mines completed on 2 April 2024. Refer to note 3 ‘Exceptional items’ for more information.